FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-02676

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity School Street Trust

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

SCOTT C. GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 12/31

DATE OF REPORTING PERIOD: 07/01/2008 - 06/30/2009

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity School Street Trust

BY: /s/ JOHN R. HEBBLE*
JOHN R. HEBBLE, TREASURER
DATE: 06/01/2009 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, DIRECTOR, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2009 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY INTERMEDIATE MUNICIPAL INCOME FUND
07/01/2008 - 06/30/2009

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY STRATEGIC INCOME FUND
07/01/2008 - 06/30/2009

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

AMSTEL CORPORATE LOAN OFFERING 2006 MEETING DATE: MAR 26, 2009
TICKER: SECURITY ID: N04618AU3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Authorize Trustee to Assent to Amendments to Agreement, Execute Deed of Amendment and All Other Deeds, Authorize Entry by Trustee into any Amendment to any Transaction Document, Grant Discharge to Trustee, and Sanction and Assent to Every Abrogation	Management	For	Did Not Vote

AMSTEL CORPORATE LOAN OFFERING 2007 - 1 MEETING DATE: MAR 26, 2009
TICKER: SECURITY ID: N04618158
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Authorize Trustee to Assent to Amendments to Agreement, Execute Deed of Amendment and All Other Deeds, Authorize Entry by Trustee into any Amendment to any Transaction Document, Grant Discharge to Trustee, and Sanction and Assent to Every Abrogation	Management	For	Did Not Vote

AMSTEL CORPORATE LOAN OFFERING 2007 - 1 MEETING DATE: MAR 26, 2009
TICKER: SECURITY ID: N04618141
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Authorize Trustee to Assent to Amendments to Agreement, Execute Deed of Amendment and All Other Deeds, Authorize Entry by Trustee into any Amendment to any Transaction Document, Grant Discharge to Trustee, and Sanction and Assent to Every Abrogation	Management	For	Did Not Vote

BANCAJA EMISIONES, S.A. MEETING DATE: APR 27, 2009
TICKER: SECURITY ID: E16936AA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Discharge of Interim Internal Statutory Auditor of Bondholders	Management	For	Did Not Vote
2	Ratify Interim Internal Statutory Auditor of Bondholders	Management	For	Did Not Vote
3	Approve the Bondholders Guidelines	Management	For	Did Not Vote
4	Repurchase of Bonds and Debt Obligations	Management	For	Did Not Vote

CAJA DE AHORROS DE VALENCIA CASTELLON Y ALICANTE BANCAJA MEETING DATE: MAY 10, 2009
TICKER: SECURITY ID: E2419MBA4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Discharge of Provisional Committee	Management	For	Did Not Vote
2	Confirmation of Provisional Committee	Management	For	Did Not Vote
3	Approve Internal Regulation and/or Guidelines of Bondholders	Management	For	Did Not Vote
4	Deliberation and Approval of Amendment of the Terms and Conditions of the Initial Bondholder Agreement	Management	For	Did Not Vote

CENTERPLATE, INC. MEETING DATE: JAN 27, 2009
TICKER: CVP SECURITY ID: 15200E204
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement	Management	For	For
2	Adjourn Meeting	Management	For	For

CONSTAR INTERNATIONAL, INC. MEETING DATE: APR 9, 2009
TICKER: CNSTQ SECURITY ID: 21036UAA5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Plan of Reorganization	Management	For	Did Not Vote

DELTA AIR LINES, INC. MEETING DATE: SEP 25, 2008
TICKER: DAL SECURITY ID: 247361702
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Issue Shares in Connection with Acquisition	Management	For	For
2	Amend Omnibus Stock Plan	Management	For	For

DELTA AIR LINES, INC. MEETING DATE: JUN 22, 2009
TICKER: DAL SECURITY ID: 247361702
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director Richard H. Anderson	Management	For	Against
2	Elect Director Roy J. Bostock	Management	For	Against
3	Elect Director John S. Brinzo	Management	For	Against
4	Elect Director Daniel A. Carp	Management	For	Against
5	Elect Director John M. Engler	Management	For	Against
6	Elect Director Mickey P. Foret	Management	For	Against
7	Elect Director David R. Goode	Management	For	Against
8	Elect Director Paula Rosput Reynolds	Management	For	Against
9	Elect Director Kenneth C. Rogers	Management	For	Against
10	Elect Director Rodney E. Slater	Management	For	Against
11	Elect Director Douglas M. Steenland	Management	For	Against
12	Elect Director Kenneth B. Woodrow	Management	For	Against
13	Ratify Auditors	Management	For	For
14	Provide for Cumulative Voting	Shareholder	Against	Against

HINES NURSERIES, INC. MEETING DATE: JAN 21, 2009
TICKER: SECURITY ID: 43325MAB5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	THE PLAN	Management	None	Did Not Vote

LEINER HEALTH PRODUCTS, INC. MEETING DATE: SEP 26, 2008
TICKER: SECURITY ID: 52536PAE8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Class 3A: Leiner Health Products LLC	Management	None	Did Not Vote
2	Class 3B: Leiner Health Products Inc.	Management	None	Did Not Vote
3	Class 3C: Leiner Health Services Corp.	Management	None	Did Not Vote

NORTHWEST AIRLINES CORP. MEETING DATE: SEP 25, 2008
TICKER: NWA SECURITY ID: 667280408
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Roy J. Bostock	Management	For	For
1.2	Elect Director David A. Brandon	Management	For	For
1.3	Elect Director Michael J. Durham	Management	For	For
1.4	Elect Director John M. Engler	Management	For	For
1.5	Elect Director Mickey P. Foret	Management	For	For
1.6	Elect Director Robert L. Friedman	Management	For	For
1.7	Elect Director Doris Kearns Goodwin	Management	For	For
1.8	Elect Director Jeffrey G. Katz	Management	For	For
1.9	Elect Director James J. Postl	Management	For	For
1.10	Elect Director Rodney E. Slater	Management	For	For
1.11	Elect Director Douglas M. Steenland	Management	For	For
1.12	Elect Director William S. Zoller	Management	For	For
2	Approve Reorganization	Management	For	For
3	Ratify Auditors	Management	For	For
4	Amend Omnibus Stock Plan	Management	For	For
5	Adjourn Meeting	Management	For	For

PORTLAND GENERAL ELECTRIC CO. MEETING DATE: MAY 13, 2009
TICKER: POR SECURITY ID: 736508847
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John W. Ballantine	Management	For	For
1.2	Elect Director Rodney L. Brown, Jr.	Management	For	For
1.3	Elect Director David A. Dietzler	Management	For	For
1.4	Elect Director Peggy Y. Fowler	Management	For	For
1.5	Elect Director Mark B. Ganz	Management	For	For
1.6	Elect Director Corbin A. McNeill, Jr.	Management	For	For
1.7	Elect Director Neil J. Nelson	Management	For	For
1.8	Elect Director M. Lee Pelton	Management	For	For
1.9	Elect Director James J. Piro	Management	For	For
1.10	Elect Director Robert T. F. Reid	Management	For	For
2	Ratify Auditors	Management	For	For
3	Increase Authorized Common Stock	Management	For	For

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Fixed-Income Trust
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund	Fidelity Massachusetts Municipal Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Jay Burke my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2009.

WITNESS my hand on this 1st day of June 2009.

/s/ John R. Hebble

John R. Hebble

Treasurer